Segmented Information (Tables)	12 Months Ended
Mar. 31, 2025
Segmented Information [Abstract]
Schedule of Segment Information for Operating Results	Segmented information for operating results is as follows:

Year ended March 31, 2025
	China		Ecuador
	Ying Mining District	GC Mine	El Domo	Condor	Other	Total
Revenue	$263,515	$35,380	$—	$—	$—	$298,895
Costs of mine operations	(149,462)	(24,117)	(1,033)	(316)	(416)	(175,344)
Income (loss) from mine operations	114,053	11,263	(1,033)	(316)	(416)	123,551

Operating income (expenses)	(2,748)	(90)	46	(6)	(17,601)	(20,399)
Finance items, net	1,704	297	(217)	3	18	1,805
Income tax expenses	(18,418)	(2,983)	—	—	(4,787)	(26,188)
Net income (loss)	$94,591	$8,487	$(1,204)	$(319)	$(22,786)	$78,769

Attributable to:
Equity holders of the Company	73,771	8,402	(903)	(315)	(22,765)	58,190
Non-controlling interest	20,820	85	(301)	(4)	(21)	20,579
Net income (loss)	$94,591	$8,487	$(1,204)	$(319)	$(22,786)	$78,769

Year ended March 31, 2024
	China		Ecuador
	Ying Mining District	GC Mine	El Domo	Condor	Other	Total
Revenue	$187,793	$27,394	$—	$—	$—	$215,187
Costs of mine operations	(109,891)	(24,312)	—	—	(395)	(134,598)
Income (loss) from mine operations	77,902	3,082	—	—	(395)	80,589

Operating income (expenses)	(3,335)	291	—	—	(9,373)	(12,417)
Impairment of investment in associate	—	—	—	—	(4,251)	(4,251)
Finance items, net	2,237	409	—	—	3,388	6,034
Income tax expenses	(13,887)	(333)	—	—	(6,057)	(20,277)
Net income (loss)	$62,917	$3,449	$—	$—	$(16,688)	$49,678

Attributable to:
Equity holders of the Company	49,396	3,416	—	—	(16,506)	36,306
Non-controlling interest	13,521	33	—	—	(182)	13,372
Net income (loss)	$62,917	$3,449	$—	$—	$(16,688)	$49,678

Schedule of Segment Information for Assets and Liabilities	Segmented information for assets and liabilities is as follows:

	China		Ecuador
As at March 31, 2025	Ying Mining District	GC Mine	El Domo	Condor	Other	Total
Current assets	$132,782	$17,376	$27,021	$1,704	$208,038	$386,921
Long-term prepaids and deposits	1,782	225	—	—	92	2,099
Reclamation deposits	1,183	3,073	—	—	7	4,263
Other investments	—	—	—	—	17,277	17,277
Investment in associates	—	—	—	—	46,016	46,016
Investment properties	511	—	—	—	—	511
Plant and equipment	76,248	12,600	499	133	4,313	93,793
Mineral rights and properties	294,310	38,321	208,180	26,220	19,951	586,982
Long-term receivables	—	—	1,079	—	—	1,079
Total Assets	$506,816	$71,595	$236,779	$28,057	$295,694	$1,138,941
Current liabilities	59,624	5,858	4,121	180	6,779	76,562
Long-term portion of lease obligation	—	—	182	—	871	1,053
Long-term portion of convertible notes	—	—	—	—	108,193	108,193
Derivative liabilities	—	—	—	—	50,768	50,768
Deferred income tax liabilities	53,076	2,925	—	—	3,337	59,338
Environmental rehabilitation	7,212	1,480	—	—	947	9,639
Total liabilities	$119,912	$10,263	$4,303	$180	$170,895	$305,553
Non-controlling interests	$98,104	$(179)	$31,327	$(403)	$1,811	$130,660

	China		Ecuador
As at March 31, 2024	Ying Mining District	GC Mine	El Domo	Condor	Other	Total
Current assets	$91,777	$9,272	$—	$—	$100,849	$201,898
Long-term prepaids and deposits	1,104	129	—	—	401	1,634
Reclamation deposits	1,370	3,032	—	—	7	4,409
Other investments	63	—	—	—	46,191	46,254
Investment in associates	—	—	—	—	49,426	49,426
Investment properties	463	—	—	—	—	463
Plant and equipment	61,350	13,648	—	—	4,900	79,898
Mineral rights and properties	264,903	34,409	—	—	19,521	318,833
Total Assets	$421,030	$60,490	$—	$—	$221,295	$702,815
Current liabilities	38,271	5,621	—	—	3,262	47,154
Long-term portion of lease obligation	—	—	—	—	1,102	1,102
Deferred income tax liabilities	50,001	133	—	—	974	51,108
Environmental rehabilitation	4,000	1,486	—	—	956	6,442
Total liabilities	$92,272	$7,240	$—	$—	$6,294	$105,806
Non-controlling interests	$88,166	$(262)	$—	$—	$1,850	$89,754

Schedule of Sales Generated by Metal
The sales generated for the years ended March 31, 2025 and 2024 were all earned in China and were comprised of:

	Year ended March 31, 2025
	Ying Mining District	GC	Total
Gold	$17,816	$—	$17,816
Silver	175,932	10,824	186,756
Lead	54,794	5,220	60,014
Zinc	9,610	16,413	26,023
Other	5,363	2,923	8,286
	$263,515	$35,380	$298,895

	Year ended March 31, 2024
	Ying Mining District	GC	Total
Gold	$13,024	$—	$13,024
Silver	116,364	7,870	124,234
Lead	46,972	5,422	52,394
Zinc	6,904	12,198	19,102
Other	4,529	1,904	6,433
	$187,793	$27,394	$215,187

Schedule of Revenue from Major Customers
Revenue from major customers is summarized as follows:

	Year ended March 31, 2025
Customers	Ying Mining District	GC	Total	Percentage of total revenue
Customer A	$76,094	$—	$76,094	25%
Customer B	70,266	538	70,804	24%
Customer C	40,433	3,375	43,808	15%
Customer D	37,992	—	37,992	13%
Customer E	18,284	—	18,284	6%
	$243,069	$3,913	$246,982	83%

	Year ended March 31, 2024
Customers	Ying Mining District	GC	Total	Percentage of total revenue
Customer A	$51,471	$4,530	$56,001	26%
Customer B	50,697	—	50,697	24%
Customer D	39,770	—	39,770	18%
Customer E	20,678	3,227	23,905	11%
Customer C	15,844	2,338	18,182	8%
	$178,460	$10,095	$188,555	87%